Revenue - Revenue by country (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,953	$ 1,592
Singapore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	420	345
Malaysia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	622	478
Indonesia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	415	338
Philippines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	164	152
Thailand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	170	138
Vietnam
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	140	125
Rest of Southeast Asia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 22	$ 16